Earnings (Loss) Per Share (Tables)	6 Months Ended
Jun. 30, 2022
Earnings (Loss) Per Share [Abstract]
Schedule net earnings (loss) per basic and diluted share
	For the three months ended June 30,		For the six months ended June 30,
	2022	2021	2022	2021
Numerator
Net loss	$(3,356,956)	$(1,074,911)	$(6,860,958)	$(2,594,593)
Denominator
Weighted average shares used to compute basic EPS	680,600	678,400	680,600	678,400
Dilutive effect of stock-based awards	—	—	—	—
Weighted average shares used to compute diluted EPS	680,600	678,400	680,600	678,400
Loss per share
Basic	$(4.93)	$(1.58)	$(10.08)	$(3.82)
Diluted	$(4.93)	$(1.58)	$(10.08)	$(3.82)